UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5968

John Hancock Municipal Securities Trust (Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210 (Address of principal executive offices) (Zip code)

Alfred P. Ouellette Senior Attorney and Assistant Secretary

601 Congress Street Boston, Massachusetts 02210

(Name and address of agent for service) Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2006

ITEM 1. REPORT TO SHAREHOLDERS.

JOHN HANCOCK

Tax-Free Bond Fund

2.28.2006 **Semiannual Report**

John Hancock

JOHN HANCOCK FUNDS

Table of contents

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 22

For more information
page 37

To Our Shareholders,

The mutual fund industry has seen enormous growth over the last several decades. A good half of all American households are now invested in at least one mutual fund and the industry has grown to more than $8 trillion invested in some 7,000–8,000 mutual funds. With this growth, investors and their financial professionals have had access to an increasing array of investment choices — and greater challenges as they try to find the best-performing funds to fit their investment objectives.

Morningstar, Inc., a major independent analyst of the mutual fund industry, has provided investors and their advisors with an important evaluation tool since 1985, when it launched its “star” rating. Based on certain measurements, the Morningstar Rating for funds reflects each fund’s risk-adjusted return compared to a peer group, designating the results with a certain number of stars, from five stars for the best down to one star. The star ranking system has become the gold standard, with 4- and 5-star funds accounting for the bulk of fund sales.

As good, and important, as this ranking measurement has been, we have long taken issue with part of the process that adjusts performance on broker-sold Class A shares for “loads” — or up-front commissions. We have argued that this often does not accurately reflect an A-share investor’s experience, since they increasingly are purchasing A shares in retirement plans and fee-based platforms that waive the up-front fee.

We are pleased to report that Morningstar has acknowledged this trend and has added a new rating for Class A shares on a no-load basis, called the “Load-Waived A Share” rating, that captures the experience of an investor who is not paying a front-end load. This new rating will better assist our plan sponsors, 401(k) plan participants and clients of financial professionals who invest via fee-based platforms or commit to invest more than a certain dollar amount, in evaluating their choice of mutual funds.

Since being implemented in early December 2005, the impact on our funds has been terrific. Under the new load-waived rating, 11 of our 43 open-end retail mutual funds now have 4- or 5-star rankings on their load-waived A shares, as of February 28, 2006.

We commend Morningstar for its move and urge our shareholders to consider this another tool at your disposal as you and your financial professional are evaluating investment choices.

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of February 28, 2006. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks a
high level of interest
income exempt from
federal income taxes
as is consistent with
preservation of
capital by normally
investing at least
80% of its assets
in tax-exempt debt
obligations of
any maturity.

Over the last six months

*	Municipal bonds posted modest gains and outpaced the broad
taxable bond market.

*	The Fund’s performance was in line with its benchmark index and peer group average.

*	Top-performing sectors included industrial development, health care and special tax/tax allocation bonds.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings
4.3%	Foothill/Eastern Transportation Corridor Agency,
1-1-16, 6.00%
3.4%	Foothill/Eastern Transportation Corridor Agency, 1-1-19, Zero
3.4%	Puerto Rico, Commonwealth of, 7-1-11, 8.472%
3.2%	Puerto Rico Highway & Transportation Auth, 1-1-08, 9.300%
3.0%	Madera, County of, 3-15-15, 6.500%
2.1%	South Dakota Educational Enhancement Funding Corp,
6-1-32, 6.500%
2.0%	San Bernardino, County of, 8-1-17, 5.500%
1.9%	San Joaquin Hills Transportation Corridor Agency, 1-15-17, Zero
1.9%	Massachusetts, Commonwealth of, 12-1-24, 5.500%
1.7%	Port Auth of New York and New Jersey 10-1-19, 6.750%

As a percentage of net assets on February 28, 2006.

BY DIANNE SALES, CFA, AND FRANK A. LUCIBELLA, PORTFOLIO MANAGERS, SOVEREIGN ASSET MANAGEMENT LLC

MANAGERS’ REPORT

JOHN HANCOCK Tax-Free Bond Fund

Municipal bonds edged higher during the six months ended February 28, 2006, and outperformed taxable bonds. The Lehman Brothers Municipal Bond Index returned 0.99%, while the Lehman Brothers U.S. Aggregate Index — a broad measure of the taxable bond market — returned –0.11% ..

The bond market’s muted performance reflected the resiliency of the U.S. economy, which grew at a healthy rate despite the dampening impact of higher energy prices and the devastating 2005 hurricane season. To keep the economy on an even keel, the Federal Reserve extended its series of short-term interest rate increases, raising the federal funds rate four times during the six-month period (for a total of 14 rate hikes since June 2004). By the end of the period, the federal funds rate stood at 4.5%, its highest level in nearly five years. Short-term municipal bond yields rose along with the federal funds rate, though to a lesser degree, while longer-term municipal yields held steady as inflation remained benign.

“Municipal bonds edged higher during the six months ended February 28, 2006, and outperformed taxable bonds.”

Demand for yield continued to drive performance in the municipal bond market. Investors seeking the highest yields available flocked to lower-rated issues, which outperformed higher-quality bonds during the six-month period. Consequently, the yields of high-quality and lower-quality bonds converged further, nearing historically narrow levels.

The persistent strength of the economy helped lift municipal credit quality during the period. Tax revenues remained healthy, though the rate of revenue growth slowed somewhat after unsustainably strong increases over the past two years. Many states and municipalities used the excess to replenish their “rainy day” funds, which are intended to cover expenditures during emergencies and periods of lean revenues.

Fund performance

For the six months ended February 28, 2006, John Hancock Tax-Free Bond Fund’s Class A, Class B and Class C shares posted total returns of 0.86%, 0.49% and 0.49%, respectively, at net asset value. This performance was in line with the 0.83% average return of Morningstar’s Muni National Long fund category1 and the 0.99% return of the Lehman Brothers Municipal Bond Index. Keep in mind that your net asset value return will be different from the Fund’s performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

Individual security selection remained a key contributing factor to the Fund’s performance. Our emphasis on thorough credit research helped us build a portfolio of bonds with an attractive balance of credit quality, yield and total return potential.

Two-tiered approach

In managing the portfolio over the past six months, we viewed it as two distinct segments — investment-grade bonds and lower-rated bonds. In the investment-grade component, we focused new purchases on bonds maturing in 20-25 years. This positioning boosted performance as longer-term bonds outperformed during the period.

“Reflecting the strong demand for yield, most of the portfolio’s top performers came from sectors dominated by lower-quality bonds.”

Our lower-rated bonds — many of which traded to their shorter call dates (when they can be paid off early) because of their relatively high interest rates — also contributed favorably to results as the yield spreads between higher- and lower-quality bonds narrowed. However, these tighter yield spreads also presented challenges in the current low-yield environment; we had to be very opportunistic in identifying undervalued investment opportunities with the necessary credit characteristics and performance potential.

Lower-rated bonds produced best results

Individual security selection remained a key contributing factor to the Fund’s performance. Reflecting the strong demand for yield, most of the portfolio’s top performers came from sectors dominated

Sector
distribution[2]

Revenue bonds

Transportation	19%

Other revenue	14%

Health	13%

Electric	10%

Tobacco	6%

Water & sewer	5%

Pollution	5%

Industrial
development	4%

Special tax	3%

Education	3%

Sales tax	2%

Economic
development	2%

Housing	1%

Leasing
contracts	1%

Correctional
facilities	1%

General
obligation	9%

by lower-quality bonds. Sectors included industrial development, health care and special tax/tax allocation bonds, all of which bene-fited from the robust economy and improving credit quality. Securities backed by land development deals also performed well thanks to strong development activity. As the Fed continued to raise rates, however, we became more selective in this area of the market because of concerns about rising mortgage rates and their impact on the housing market.

Municipalities continued to take advantage of low interest rates to pre-refund — or refinance — some of their outstanding debt. In a pre-refunding, a municipality issues new bonds (typically at lower interest rates) and invests the proceeds in U.S. Treasury securities until the old bonds reach their maturity or call date. Since they are backed by AAA-rated U.S. government bonds, pre-refunded securities often get a price boost. Two of the Fund’s holdings in Florida benefited from pre-refundings during the past six months.

GOs, essential services lagged

Higher-quality bonds — such as general obligation (GO) bonds and securities backed by revenues from essential services like water and sewer — trailed the broader municipal bond market, though returns were generally positive. GO bonds produced subdued returns after several years of solid gains, while essential services bonds underperformed because their revenues are not tied to the economic cycles.

The performance of the portfolio’s airline bonds was mixed during the period. While bonds that funded projects associated with Northwest Airlines faltered after the carrier filed for bankruptcy in the fall of 2005, our holdings of AMR (parent company of American Airlines) bonds performed well.

Outlook

The U.S. economy has held up well despite higher short-term interest rates, rising energy prices and catastrophic hurricanes. In fact, rebuilding in hurricane-damaged areas may provide an additional boost to economic growth in the coming months. Current expectations suggest that the Fed is likely to raise short-term interest rates at least one or two more times in the next few months. What occurs after mid-year, however, is less clear — evidence of slowing economic activity could convince the Fed to adopt a “wait-and-see” approach during the second half of the year.

“In the municipal bond market, issuance is expected to be down substantially from record levels in 2005.”

In the municipal bond market, issuance is expected to be down substantially from record levels in 2005. Overall estimates are for a 20%-30% decline in 2006, which bodes well for market performance. Nonetheless, we expect to see pockets of oversupply that will provide opportunities for us to pick our spots. Given the tight yield spreads between higher- and lower-quality bonds, we have adopted a more conservative approach to credit analysis because there is little reward for taking on additional credit risk.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on February 28, 2006.

A LOOK AT PERFORMANCE For the period ended February 28, 2006

	Class A	Class B	Class C
Inception date	1-5-90	12-31-91	4-1-99

Average annual returns with maximum sales charge (POP)
One year	–0.39%	–1.42%	2.57%

Five years	3.72	3.55	3.87

Ten years	4.55	4.41	—

Since inception	—	—	3.56

Cumulative total returns with maximum sales charge (POP)
Six months	–3.67	–4.44	–0.50

One year	–0.39	–1.42	2.57

Five years	20.02	19.06	20.92

Ten years	56.00	53.90	—

Since inception	—	—	27.34

SEC 30-day yield as of February 28, 2006
	3.85	3.29	3.29

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000
investment in Class A shares for the period indicated. For com-
parison, we’ve shown the same investment in the Lehman
Brothers Municipal Bond Index.

	Class B1	Class C1
Period beginning	2-28-96	4-1-99

Tax-Free Bond Fund	$15,390	$12,734

Index	17,581	14,364

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of February 28, 2006. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance. It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

YOUR EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

*	Transaction costs which include sales charges (loads) on
purchases or redemptions (varies by share class), minimum
account fee charge, etc.
*	Ongoing operating expenses including management
fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on August 31, 2005, with the same investment held until February 28, 2006.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 8-31-05	on 2-28-06	ended 2-28-06[1]

Class A	$1,008.60	$4.92
Class B	1,004.90	8.62
Class C	1,004.90	8.62

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on August 31, 2005, with the same investment held until February 28, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 8-31-05	on 2-28-06	ended 2-28-06[1]

Class A	$1,019.90	$4.95
Class B	1,016.20	8.67
Class C	1,016.20	8.67

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.98%, 1.73% and 1.73% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

F I N A N C I A L    S TAT E M E N T S

FUND’S INVESTMENTS Securities owned by the Fund on February 28, 2006 (unaudited)

This schedule is divided into two main categories: tax-exempt long-term bonds and short-term investments. Tax-exempt long-term bonds are broken down by state or territory. Under each state or territory is a list of securities owned by the Fund. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Tax-exempt long-term bonds 98.30%					$499,870,207
(Cost $455,245,939)
Arizona 0.96%					4,852,538

Arizona Health Facilities Auth,
Rev Ref Phoenix Memorial Hosp (G)(H)	8.200%	06-01-21	D	$2,150	53,750

Maricopa County Industrial Development Auth,
Rev Mtg Back Secs Prog Ser 1998B	6.200	12-01-30	Aaa	715	762,898

Navajo County Industrial Development Auth,
Rev Stone Container Corp Proj (G)	7.200	06-01-27	B	1,000	1,034,770

Phoenix Civic Improvement Corp District,
Rev Cap Apprec Civic Plaza Ser 2005B	Zero	07-01-28	AAA	1,000	786,800
Rev Wastewater Sys Jr Lien	6.000	07-01-24	AAA	2,000	2,214,320
California 21.94%					111,539,369

California Pollution Control Financing Auth,
Rev Chemical Waste Mgmt Inc Proj
Ser 2005C	5.125	11-01-23	BBB	3,000	3,095,100

California, State of,
Gen Oblig Unltd	5.250	11-01-18	A	3,000	3,260,010
Gen Oblig Unltd	5.125	04-01-23	A	2,000	2,128,540

Foothill/Eastern Transportation
Corridor Agency,
Rev Ref Toll Rd Cap Apprec	Zero	01-15-25	BBB–	5,000	1,723,800
Rev Toll Rd Cap Apprec Sr Lien Ser 1995A	Zero	01-01-19	AAA	30,000	17,328,300
Rev Toll Rd Sr Lien Ser 1995A	6.000	01-01-16	AAA	19,800	21,713,076

Golden State Tobacco Securitization Corp,
Rev Asset Backed Bond Ser 2003B	5.375	06-01-28	AAA	2,500	2,680,025

Madera, County of,
Rev Cert of Part Valley Childrens Hosp	6.500	03-15-15	AAA	13,185	15,389,005

Millbrae, City of,
Rev Magnolia of Milbrae Proj Ser 1997A (G)	7.375	09-01-27	BB	1,750	1,826,808

Sacramento City Financing Auth,
Rev Convention Ctr Hotel Sr Ser 1999A (G)	6.250	01-01-30	BB+	4,000	4,161,800

See notes to financial statements.

F I N A N C I A L    S TAT E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
California (continued)

San Bernardino, County of,
Rev Ref Cert of Part Med Ctr Fin Proj	5.500%	08-01-17	AAA	$9,130	$10,109,101
Rev Ref Cert of Part Med Ctr Fin Proj	5.500	08-01-22	A	2,500	2,778,725

San Diego Redevelopment Agency,
Rev Tax Alloc City Heights Proj
Ser 1999A (G)	5.750	09-01-23	BB	25	25,588

San Joaquin Hills Transportation
Corridor Agency,
Rev Toll Rd Conv Cap Apprec
Ser 1997A (Zero to 1-15-07, then
5.650%) (O)	Zero	01-15-17	B	10,000	9,542,400
Rev Toll Rd Jr Lien	Zero	01-01-10	AAA	6,250	5,449,437
Rev Toll Rd Sr Lien	Zero	01-01-14	AAA	5,000	3,673,600
Rev Toll Rd Sr Lien	Zero	01-01-17	AAA	4,900	3,132,374
Rev Toll Rd Sr Lien	Zero	01-01-20	AAA	2,000	1,099,420

Santa Ana Financing Auth,
Rev Lease Police Admin & Hldg Facil
Ser 1994A	6.250	07-01-19	AAA	2,000	2,422,260
Colorado 0.75%					3,820,140

E-470 Public Highway Auth,
Rev Cap Apprec Sr Ser 2000B	Zero	09-01-34	BBB–	7,000	972,930

Northwest Parkway Public Highway Auth,
Rev 1st Tier Sub Ser 2001D	7.125	06-15-41	BB+	3,000	2,847,210
Delaware 1.48%					7,543,430

Charter Mac Equity Issuer Trust,
Preferred Tax Exempt Shares Ser A-4-1 (S)	5.750	04-30-15	A3	3,000	3,234,030

Municipal Mortgage & Equity LLC,
Bond (S)	6.875	06-30-49	A3	4,000	4,309,400
Florida 6.61%					33,599,090

Aberdeen Community Development District,
Rev Spec Assessment (G)	5.500	05-01-36	BB+	2,250	2,270,453

Bonnet Creek Resort Community
Development District,
Rev Spec Assessment (G)	7.375	05-01-34	BB+	1,500	1,642,950
Rev Spec Assessment (G)	7.250	05-01-18	BB+	1,000	1,100,930

Capital Projects Finance Auth,
Rev Student Hsg Cap Projs Ln Prog
Ser 2000A (G)	7.850	08-15-31	AA	3,500	4,145,715
Rev Student Hsg Cap Projs Ln Prog
Ser 2001G (G)	9.125	10-01-11	BBB	1,100	1,167,958

Capital Trust Agency,
Rev Seminole Tribe Convention
Ser 2003A (G)	8.950	10-01-33	AAA	3,000	3,751,530

See notes to financial statements.

F I N A N C I A L    S TAT E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Florida (continued)

Crossings at Fleming Island Community
Development District,
Rev Ref Spec Assessment Ser 2000C (G)	7.100%	05-01-30	BBB–	$1,000	$1,075,340

Hernando, County of,
Rev Criminal Justice Complex Fin	7.650	07-01-16	AAA	500	655,380

Hillsborough County Industrial
Development Auth,
Rev Ref Tampa General Hosp Proj
Ser 2003A	5.250	10-01-24	Baa1	2,000	2,102,040

Midtown Miami Community
Development District,
Rev Spec Assessment Ser 2004A (G)	6.000	05-01-24	BB	1,750	1,866,112

Orange County Health Facilities Auth,
Rev Orlando Regional Healthcare	5.750	12-01-32	A	1,000	1,118,550

Orange County School Board,
Rev Ref Cert of Part Ser 1997A	Zero	08-01-13	Aaa	5,000	3,710,700

Orlando Urban Community
Development District,
Rev Spec Assessment Cap Imp
Ser 2001A (G)	6.950	05-01-33	BB+	2,500	2,705,750

Orlando Utilities Commission,
Rev Ref Wtr & Elec Sys Sub Ser 1989D	6.750	10-01-17	AA	2,200	2,654,454

Pinellas County Educational Facilities Auth,
Rev Barry Univ Proj	5.875	10-01-30	AA	1,260	1,362,602

Stoneybrook West Community
Development District,
Rev Spec Assessment Ser 2000A (G)	7.000	05-01-32	BB	500	535,045
Rev Spec Assessment Ser 2000B (G)	6.450	05-01-10	BB	225	226,156

Tolomato Community Development District,
Rev Spec Assessment (G)	5.400	05-01-37	BB+	1,500	1,507,425
Georgia 4.74%					24,119,288

Atlanta, City of,
Rev Tax Alloc Eastside Proj Ser 2005B (G)	5.600	01-01-30	BB+	1,000	1,033,860

Georgia Municipal Electric Auth,
Rev Preref Pwr Ser 1993Z	5.500	01-01-20	AAA	150	171,474
Rev Preref Pwr Ser 1998Y	6.500	01-01-17	AAA	60	71,117
Rev Ref Pwr Ser 1993BB	5.700	01-01-19	A+	1,000	1,123,430
Rev Ref Pwr Ser 1993C	5.700	01-01-19	AAA	5,000	5,767,700
Rev Ref Pwr Ser 1994EE	7.250	01-01-24	AAA	2,000	2,763,460
Rev Ref Pwr Ser 1998Y	6.500	01-01-17	AAA	145	172,847
Rev Unref Bal Ser 1993Z	5.500	01-01-20	AAA	5,690	6,366,484
Rev Unref Bal Ser 1998Y	6.500	01-01-17	AAA	4,635	5,501,606

See notes to financial statements.

F I N A N C I A L    S TAT E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Georgia (continued)

Monroe County Development Auth,
Rev Ref Poll Control Oglethorpe
Pwr Corp Scherer Ser 1992A	6.800%	01-01-12	A	$1,000	$1,147,310
Illinois 3.84%					19,512,348

Chicago, City of,
Gen Oblig Tax Alloc Jr Pilsen Redev
Ser 2004B (G)	6.750	06-01-22	BB+	3,000	3,158,430

Chicago O’Hare International Airport,
Rev Third Lien Ser 2005A	5.250	01-01-26	AAA	2,000	2,169,420

Illinois Development Finance Auth,
Rev Ref Commonwealth Edison Co Proj	5.850	01-15-14	AAA	3,000	3,369,240

Illinois Educational Facilities Auth,
Rev Student Hsg Edl Advancement Fund
Univ Ctr Proj	6.000	05-01-22	Baa3	1,000	1,084,240

Illinois Finance Auth,
Rev Ref Landing at Plymouth Place Proj
Ser 2005A (G)	6.000	05-15-37	BB	1,000	1,006,570
Rev Ref Friendship Vlg Schaumburg
Ser 2005A	5.625	02-15-37	BB+	1,000	1,009,080
Rev Ref Resurrection Health
Ser 2005B (P)	2.950	05-15-35	AA+	800	800,000

Kane County Community School
District No. 304,
Gen Oblig Unltd Cap Apprec Ser 2004A	Zero	01-01-17	Aaa	4,705	2,950,788

Round Lake Beach, Village of,
Rev Spec Tax Lakewood Grove Spec
Serv Area No. 1 (G)	6.700	03-01-33	BBB–	1,000	1,074,060

Will County Community Unit School
District No. 365,
Gen Oblig Unltd Ref	Zero	11-01-21	AAA	5,780	2,890,520
Indiana 0.40%					2,047,680

Wabash, County of,
Rev Solid Waste Disp Jefferson
Smurfit Corp Proj	7.500	06-01-26	B	2,000	2,047,680
Iowa 0.55%					2,805,510

Iowa Tobacco Settlement Auth,
Rev Asset Backed Bond Cap Apprec
Ser 2005B	Zero	06-01-34	BBB	3,000	2,805,510
Kansas 0.31%					1,551,420

Wyandotte, County of,
Rev Ref Sales Tax 2nd Lien Area B	5.000	12-01-20	BBB–	1,500	1,551,420

See notes to financial statements.

F I N A N C I A L    S TAT E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Kentucky 1.69%					$8,595,676

Kentucky Economic Development Finance Auth,
Rev Ref Norton Healthcare Inc Ser 2000C	6.100%	10-01-21	AAA	$5,000	5,757,450

Kentucky State Property &
Buildings Commission,
Rev Ref Proj No. 84	5.000	08-01-21	AAA	2,550	2,838,226
Louisiana 0.18%					930,647

Jefferson Parish Home Mortgage Auth,
Rev Ref Single Family Mtg Ser 1999B	6.750	06-01-30	Aaa	915	930,647
Maryland 0.31%					1,559,445

Annapolis, City of,
Rev Park Place Proj Ser 2005A (G)	5.350	07-01-34	BB+	500	508,305

Baltimore Convention Center,
Rev Hotel Sub Ser 2006B	5.875	09-01-39	BB	1,000	1,051,140
Massachusetts 5.47%					27,834,406

Massachusetts Bay Transportation Auth,
Rev Ref Sales Tax Ser 2005B	5.500	07-01-27	AAA	1,000	1,183,550
Rev Ref Sales Tax Ser 2005B	5.500	07-01-28	AAA	5,000	5,935,850

Massachusetts Development Finance Agency,
Rev Boston Univ Ser 1999P	6.000	05-15-59	BBB+	1,000	1,172,590

Massachusetts Health & Educational
Facilities Auth,
Rev Civic Investments Inc Ser 2002B (G)	9.200	12-15-31	BB	3,500	4,206,265
Rev Ref Partners Healthcare Sys
Ser 2001C	5.750	07-01-32	AA–	2,000	2,176,860

Massachusetts Industrial Finance Agency,
Rev Assisted Living Facil Newton
Group Properties (G)	8.000	09-01-27	AAA	1,355	1,462,668

Massachusetts Special Obligation
Dedicated Tax,
Rev	5.250	01-01-26	AAA	2,000	2,189,280

Massachusetts Water Pollution
Abatement Trust,
Rev Unref Bal Ser 1994A	6.375	02-01-15	AAA	75	75,183

Massachusetts, Commonwealth of,
Gen Oblig Unltd Ref Ser 2004C	5.500	12-01-24	AAA	8,000	9,432,160
Michigan 0.63%					3,193,300

Grand Rapids, City of,
Rev Sanitation Swr Sys	5.000	01-01-30	AAA	2,000	2,116,140

Kent Hospital Finance Auth,
Rev Met Hosp Proj Ser 2005A	6.000	07-01-35	BBB	1,000	1,077,160

See notes to financial statements.

F I N A N C I A L    S TAT E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Minnesota 1.88%					$9,568,020

St. Cloud, City of,
Rev Ref St. Cloud Hosp Oblig Group
Ser 2000A	5.875%	05-01-30	Aaa	$2,000	2,177,420

St. Paul Housing & Redevelopment Auth,
Rev Healtheast Hosp Proj	6.000	11-15-35	BB+	1,500	1,622,700

University of Minnesota,
Rev Ref Ser 1996A	5.500	07-01-21	AA	5,000	5,767,900
Missouri 0.21%					1,072,700

Fenton, City of,
Rev Ref Tax Increment Imp Gravois Bluffs	7.000	10-01-21	BBB+	1,000	1,072,700
Nebraska 2.42%					12,297,594

Nebraska Public Power District,
Rev Ref Ser 2005C	5.000	01-01-30	AAA	6,765	7,185,986

Omaha Public Power District,
Rev Separate Elec Ser 2005A	5.000	02-01-30	AAA	3,500	3,710,560
Rev Ref Elec Imp Ser 1992B	6.200	02-01-17	Aa2	1,200	1,401,048
Nevada 1.03%					5,234,200

Nevada Department of Business & Industry,
Rev Las Vegas Monorail Proj 2nd Tier (G)	7.375	01-01-40	BB–	2,000	2,092,760
Rev Las Ventanas Retirement Proj
Ser 2004A (G)	7.000	11-15-34	BB+	3,000	3,116,370

Nevada, State of,
Gen Oblig Ltd Unref Bal Ser 1992A	6.750	07-01-09	AA	25	25,070
New Hampshire 0.28%					1,399,450

New Hampshire Health & Education
Facilities Auth,
Rev Exeter Proj	6.000	10-01-24	A+	1,250	1,399,450
New Jersey 3.94%					20,031,439

Camden County Improvement Auth,
Rev Lease Hotl Hauling & Warehousing
Ser 1996A (G)(H)	9.875	01-01-21	D	1,100	154,880

New Jersey Economic Development Auth,
Rev 1st Mtg Winchester Gardens
Ser 1996A	8.500	11-01-16	Aaa	100	105,334
Rev Cigarette Tax	5.500	06-15-24	BBB	3,000	3,142,590
Rev Ref Hotl Hauling Proj
Ser 1995J (G)(H)	8.500	11-01-23	D	2,500	2,414,250
Rev Ref Newark Airport Marriot Hotel	7.000	10-01-14	Ba3	2,000	2,068,260

New Jersey Health Care Facilities
Financing Auth,
Rev Care Institute Inc Cherry Hill Proj (G)	8.000	07-01-27	BB	1,120	1,164,744

See notes to financial statements.

F I N A N C I A L    S TAT E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
New Jersey (continued)

New Jersey Tobacco Settlement
Financing Corp,
Rev Asset Backed Bond	6.750%	06-01-39	BBB	$5,000	$5,623,750
Rev Asset Backed Bond	6.250	06-01-43	BBB	4,000	4,351,600

Newark, City of,
Gen Oblig Unltd Ref	5.000	10-01-15	Aaa	950	1,006,031
New Mexico 0.41%					2,083,600

Farmington, City of,
Rev Ref Poll Control Tucson Elec Pwr Co
Ser 1997A	6.950	10-01-20	B+	2,000	2,083,600
New York 10.44%					53,097,747

Dutchess County Resource Recovery Agency,
Rev Resource Recovery Solid Waste Sys
Ser 1999A	5.350	01-01-12	AAA	510	551,392

Liberty Development Corp,
Rev Goldman Sachs Headquarters	5.250	10-01-35	A+	1,000	1,132,650

Nassau County Industrial
Development Agency,
Rev Ref Civic Facil North Shore Hlth Sys
Projs Ser 2001B	5.875	11-01-11	A3	720	763,610

New York City Industrial Development Agency,
Rev American Airlines JFK Intl Arpt	7.625	08-01-25	B–	2,500	2,674,175
Rev Liberty 7 World Trade Ctr
Ser 2005A (G)	6.250	03-01-15	BB	2,000	2,100,860
Rev Ref Terminal One Group Assn Proj	5.500	01-01-24	BBB+	1,500	1,609,485

New York City Municipal Water Finance Auth,
Rev Preref Wtr & Swr Sys Ser 2000B	6.000	06-15-33	AA+	365	404,730
Rev Unref Bal Wtr & Swr Sys Ser 2000B	6.000	06-15-33	AA+	375	412,972
Rev Wtr & Swr Sys Ser 1999A	5.500	06-15-32	AAA	2,000	2,145,280
Rev Wtr & Swr Sys Ser F Sub Ser F-2 (P)	2.940	06-15-35	AA+	1,100	1,100,000

New York City Transitional Finance Auth,
Rev Ref Future Tax Sec Ser 2002A
(Zero to 11-01-11 then 14.000%) (O)	Zero	11-01-29	AAA	5,000	4,042,750

New York Convention Center
Development Corp,
Rev Hotel Unit Fee Secd	5.000	11-15-30	AAA	5,000	5,295,600

New York State Dormitory Auth,
Rev City Univ Sys Consol 2nd Generation
Ser 1993A	5.750	07-01-09	AA–	1,000	1,059,160
Rev Personal Income Tax Ser 2005F	5.000	03-15-30	AAA	4,000	4,223,280
Rev Preref Ser 1990B	7.500	05-15-11	AA–	160	181,552
Rev Ref State Univ Edl Facil Ser 1993A	5.500	05-15-19	AA–	1,000	1,130,270
Rev Unref Bal Ser 1990B	7.500	05-15-11	AA–	265	296,259

See notes to financial statements.

F I N A N C I A L   S TAT E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
New York (continued)

New York State Environmental
Facilities Corp,
Rev Ref Poll Control (P)	12.630%	06-15-11	AAA	$2,000	$2,686,040

New York State Housing Finance Agency,
Rev Ref State Univ Constr Ser 1986A	8.000	05-01-11	AAA	2,000	2,272,520

New York State Thruway Auth,
Rev Ref Hwy & Brdg Trust Fd Ser 2005B	5.500	04-01-20	AAA	3,500	4,073,580

Port Auth of New York & New Jersey,
Rev Cons Thirty Seventh Ser 2004	5.500	07-15-18	AAA	1,000	1,107,770
Rev Ref Spec Proj KIAC Partners
Ser 4 (G)	6.750	10-01-19	BBB–	8,700	8,783,172

TSASC, Inc.,
Rev Tobacco Settlement Asset Backed
Bond Ser 1	5.000	06-01-34	BBB	3,000	2,946,300

Westchester Tobacco Asset
Securitization Corp,
Rev Asset Backed Bond (Zero to 7-15-09,
then 6.950%) (O)	Zero	07-15-39	BBB	2,000	2,104,340
North Carolina 0.95%					4,834,200

North Carolina Eastern Municipal
Power Agency,
Rev Ref Pwr Sys Ser 2003C	5.375	01-01-17	BBB	2,000	2,139,600

North Carolina Municipal Power
Agency Number 1,
Rev Catawba Elec Ser 2003A	5.250	01-01-19	AAA	2,500	2,694,600
Ohio 0.93%					4,745,070

Cuyahoga, County of,
Rev Ref Cleveland Clinic Hlth Sys
Ser 2003A	6.000	01-01-20	A+	1,500	1,674,990
Rev Ref Cleveland Clinic Hlth Sys
Ser 2003A	5.750	01-01-25	A+	2,500	2,727,625

Student Loan Funding Corp,
Rev Ref Cincinnati Student Loan
Sub Ser 1991B (G)	8.875	08-01-08	BBB–	340	342,455
Oklahoma 0.42%					2,137,140

Tulsa Municipal Airport Trust,
Rev Ref Ser 2000A (P)	7.750	06-01-35	B–	2,000	2,137,140
Oregon 0.66%					3,345,177

Western Generation Agency,
Rev Wauna Cogeneration Proj
Ser 1994A (G)	7.125	01-01-21	BBB–	3,300	3,345,177

See notes to financial statements.

F I N A N C I A L    S TAT E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Pennsylvania 2.99%					$15,189,411

Allegheny County Industrial
Development Auth,
Rev Ref Environmental Imp	5.500%	11-01-16	BB	$2,500	2,590,300

Allegheny County Redevelopment Auth,
Rev Tax Alloc Pittsburgh Mills Proj (G)	5.600	07-01-23	BB+	1,000	1,052,870

Carbon County Industrial
Development Auth,
Rev Ref Resource Recovery Panther
Creek Partners Proj	6.700	05-01-12	BBB–	4,960	5,433,928

Delaware, County of,
Rev Ref 1st Mtg Riddle Village Proj (G)	7.000	06-01-26	BB	1,250	1,260,988

Lehigh, County of,
Rev Ref St Lukes Hosp Bethlehem	5.250	08-15-23	BBB	1,500	1,561,935

Philadelphia Industrial Development Auth,
Rev Commercial Dev Marriot Hotel (G)	7.750	12-01-17	B+	3,250	3,289,390
Puerto Rico 10.24%					52,066,394

Puerto Rico Aqueduct & Sewer Auth,
Rev Ref Inverse Floater (Gtd) (P)	8.095	07-01-11	AAA	6,500	7,929,870
Rev Ref Pars & Inflos (Gtd)	6.000	07-01-11	AAA	200	221,998

Puerto Rico Highway &
Transportation Auth,
Rev Ref Trans Ser 2005K	5.000	07-01-27	BBB+	5,000	5,196,400
Rev Ser PA 114 (G)(K)(P)	9.300	01-01-08	AAA	13,130	15,998,380

Puerto Rico Public Buildings Auth,
Rev Ref Govt Facils Ser 2002F (Gtd)	5.250	07-01-20	BBB	2,000	2,213,020

Puerto Rico, Commonwealth of,
Gen Oblig Unltd Ser 975 (P)	6.580	07-01-18	Aaa	2,915	3,369,886
Rev Inverse Floater (P)	8.472	07-01-11	AAA	14,000	17,136,840
Rhode Island 0.21%					1,089,330

Tiverton, Town of,
Rev Spec Oblig Tax Mount Hope Bay
Village Ser 2002A (G)	6.875	05-01-22	BB+	1,000	1,089,330
South Carolina 1.44%					7,316,719

Dorchester County School District No. 2,
Rev Growth Remedy Oppty Tax Hike	5.250	12-01-29	A	2,000	2,111,900

Florence, County of,
Rev Ind’l Dev Stone Container Proj (G)	7.375	02-01-07	BB–	1,110	1,111,399

South Carolina Jobs-Economic
Development Auth,
Rev South Carolina Elec & Gas Co Proj
Ser 2002A	5.200	11-01-27	AAA	1,250	1,335,912

South Carolina State Public Service Auth,
Rev Ref Santee Cooper Ser 2006A	5.000	01-01-29	AAA	2,600	2,757,508

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
South Dakota 2.14%					$10,898,100

South Dakota Educational Enhancement
Funding Corp,
Rev Tobacco Settlement Asset Backed
Bond Ser 2002B	6.500%	06-01-32	BBB	$10,000	10,898,100
Texas 3.43%					17,455,416

Austin, City of,
Rev Ref Combined Util Sys Ser 1998	6.750	11-15-10	AAA	3,125	3,540,094

Bexar County Health Facilities
Development Corp,
Rev Ref Army Retirement Residence Proj	6.300	07-01-32	BBB–	1,000	1,074,540

Brazos River Auth,
Rev Ref Poll Control Texas Utilities Co
Ser 1999A	7.700	04-01-33	BBB–	1,500	1,756,350

Houston Independent School District,
Rev Cap Apprec Cesar E Chavez
Ser 1998A	Zero	09-15-16	AAA	900	574,542

Port Corpus Christi Industrial
Development Corp,
Rev Citgo Petroleum Corp Proj	8.250	11-01-31	BB	2,000	2,104,480

Sabine River Auth,
Rev Ref TXU Energy Co LLC Proj
Ser 2003B	6.150	08-01-22	BBB–	1,000	1,093,560
Rev Ref TXU Energy Co LLC Proj
Ser 2005C	5.200	05-01-28	BBB–	2,000	2,028,700

San Antonio, City of,
Rev Ref Water Sys	5.000	05-15-25	AAA	5,000	5,283,150
Utah 0.43%					2,163,128

Mountain Regional Water Special
Service District,
Rev Spec Assessment Spec Imp
Dist No. 2002-1 (G)	7.000	12-01-18	BBB–	930	958,198

Salt Lake City Hospital,
Rev Ref IHC Hosp Inc Ser 1998A	8.125	05-15-15	AAA	1,000	1,204,930
Virgin Islands 0.20%					1,035,790

Virgin Islands Water & Power Auth,
Rev Ref Wtr Sys (G)	5.500	07-01-17	BB+	1,000	1,035,790
Virginia 1.16%					5,919,120

Pittsylvania County Industrial
Development Auth,
Rev Exempt Facil Ser 1994A (G)	7.550	01-01-19	BB	3,500	3,560,970

Pocahontas Parkway Association,
Rev Toll Rd Cap Apprec Sr Ser 1998B	Zero	08-15-19	BB–	5,000	2,358,150

See notes to financial statements.

F I N A N C I A L    S TAT E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Washington 1.76%					$8,959,731

Seattle, Port of,
Rev Northwest Airlines Proj (G)(H)	7.250%	04-01-30	CCC+	$1,700	1,163,718

Washington Public Power Supply System,
Ref Rev Nuclear Proj No. 1 Ser 1989B	7.125	07-01-16	AA–	1,500	1,877,070

Washington Tobacco Settlement Auth,
Rev Asset Backed Bond	6.500	06-01-26	BBB	4,350	4,750,983

Washington, State of,
Gen Oblig Unltd Ser 1990A	6.750	02-01-15	AA	1,000	1,167,960
West Virginia 0.67%					3,395,064

West Virginia State Hospital Finance Auth,
Rev Preref Charleston Area Med Ctr	6.750	09-01-22	A2	2,400	2,732,784
Rev Unref Bal Charleston Area Med Ctr	6.750	09-01-22	A2	600	662,280
Wyoming 0.20%					1,031,380

Sweetwater, County of,
Rev Ref Solid Waste Disposal
FMC Corp Proj	5.600	12-01-35	BBB–	1,000	1,031,380

			Interest	Par value
Issuer, description, maturity date			rate	(000)	Value

Short-term investments 0.02%					$118,000
(Cost $118,000)
Joint Repurchase Agreement 0.02%					118,000

Investment in a joint repurchase agreement transaction
with Bank of America — Dated 02-28-06 due 03-01-06
(secured by U.S. Treasury Inflation Indexed Bonds 1.125%
due 01-15-15 and 2.375% due 01-15-25, U.S. Treasury
Inflation Indexed Note 3.875% due 04-15-29 and U.S.
STRIPS due 11-15-21)			4.520%	$118	118,000

Total investments 98.32%					$499,988,207

Other assets and liabilities, net 1.68%					$8,518,162

Total net assets 100.00%					$508,506,369

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service or Fitch where Standard & Poor’s ratings are not available, unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

See notes to financial statements.

F I N A N C I A L    S TAT E M E N T S

Notes to Schedule of Investments (continued)

(K) Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund’s by-laws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is as follows:

			Value as a
			percentage
	Acquisition	Acquisition	of Fund’s	Value as of
Issuer, description	date	cost	net assets	February 28, 2006

Puerto Rico Highway &
Transportation Auth,
Rev Ser PA 114, 9.300%, 01-01-08	04-02-96	$14,925,160	3.15%	$15,998,380

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on February 28, 2006.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $7,543,430 or 1.48% of the Fund’s net assets as of February 28, 2006.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

F I N A N C I A L    S TAT E M E N T S

ASSETS AND LIABILITIES

February 28, 2006 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets
Investments at value (cost $455,363,939)	$499,988,207
Cash	6
Receivable for investments sold	2,591,700
Receivable for shares sold	274,715
Interest receivable	6,308,880
Other assets	128,380
Total assets	509,291,888

Liabilities
Payable for shares repurchased	206,365
Dividends payable	59,991
Payable to affiliates
Management fees	213,495
Distribution and service fees	20,861
Other	85,195
Other payables and accrued expenses	199,612
Total liabilities	785,519

Net assets
Capital paid-in	480,613,597
Accumulated net realized loss on investments	(17,941,620)
Net unrealized appreciation of investments	44,624,268
Accumulated net investment income	1,210,124
Net assets	$508,506,369

Net asset value per share
Based on net asset values and shares outstanding —
the Fund has an unlimited number of shares
authorized with no par value
Class A ($474,134,345 ÷ 46,179,559 shares)	$10.27
Class B ($27,281,172 ÷ 2,657,054 shares)	$10.27
Class C ($7,090,852 ÷ 690,633 shares)	$10.27

Maximum offering price per share
Class A1 ($10.27 ÷ 95.5%)	$10.75

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

F I N A N C I A L   S TAT E M E N T S

OPERATIONS

For the period ended
February 28, 2006
(unaudited)[1]
This Statement
of Operations
summarizes the
Fund’s investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.

Investment income
Interest	$13,949,702
Total investment income	13,949,702

Expenses
Investment management fees	1,394,622
Class A distribution and service fees	590,121
Class B distribution and service fees	145,459
Class C distribution and service fees	35,355
Transfer agent fees	253,360
Accounting and legal services fees	63,532
Custodian fees	61,264
Professional fees	29,129
Registration and filing fees	24,375
Printing	19,397
Compliance fees	10,572
Trustees’ fees	8,646
Miscellaneous	21
Total expenses	2,635,853
Less expense reduction	(1,051)
Net expenses	2,634,802
Net investment income	11,314,900

Realized and unrealized gain (loss)
Net realized gain on investments	1,021,216
Change in net unrealized appreciation (depreciation)
of investments	(8,453,231)
Net realized and unrealized loss	(7,432,015)
Increase in net assets from operations	$3,882,885

1 Semiannual period from 9-1-05 through 2-28-06.

See notes to financial statements.

F I N A N C I A L    S TAT E M E N T S

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund’s net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.

	Year	Period
	ended	ended
	8-31-05	2-28-06[1]

Increase (decrease) in net assets
From operations
Net investment income	$24,646,432	$11,314,900
Net realized gain	2,123,291	1,021,216
Change in net unrealized
appreciation (depreciation)	7,283,622	(8,453,231)
Increase in net assets resulting
from operations	34,053,345	3,882,885
Distributions to shareholders
From net investment income
Class A	(22,837,910)	(10,541,880)
Class B	(1,357,766)	(540,544)
Class C	(301,960)	(131,360)
	(24,497,636)	(11,213,784)
From Fund share transactions	(21,658,393)	(10,007,972)

Net assets
Beginning of period	537,947,924	525,845,240
End of period[2]	$525,845,240	$508,506,369

1 Semiannual period from 9-1-05 through 2-28-06. Unaudited.

2 Includes accumulated net investment income of $1,109,008 and $1,210,124, respectively.

See notes to financial statements.

F I N A N C I A L    H I G H L I G H T S

FINANCIAL HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	8-31-01[1]	8-31-02[1,2]	8-31-03	8-31-04	8-31-05	2-28-06[3]

Per share operating performance
Net asset value,
beginning of period	$10.30	$10.72	$10.40	$9.96	$10.22	$10.41
Net investment income[4]	0.54	0.55	0.53	0.49	0.48	0.23
Net realized and unrealized
gain (loss) on investments	0.44	(0.32)	(0.45)	0.26	0.19	(0.14)
Total from investment operations	0.98	0.23	0.08	0.75	0.67	0.09
Less distributions
From net investment income	(0.54)	(0.54)	(0.52)	(0.49)	(0.48)	(0.23)
From net realized gain	(0.02)	(0.01)	—	—	—	—
	(0.56)	(0.55)	(0.52)	(0.49)	(0.48)	(0.23)
Net asset value, end of period	$10.72	$10.40	$9.96	$10.22	$10.41	$10.27
Total return[5] (%)	9.89[6]	2.33[6]	0.70[6]	7.70[6]	6.72	0.86[7]

Ratios and supplemental data
Net assets, end of period
(in millions)	$548	$550	$507	$492	$487	$474
Ratio of expenses
to average net assets (%)	0.86	0.96	0.97	0.96	0.99	0.98[8]
Ratio of adjusted expenses
to average net assets[9] (%)	0.98	0.99	0.98	0.97	—	—
Ratio of net investment income
to average net assets (%)	5.22	5.34	5.11	4.87	4.71	4.51[8]
Portfolio turnover (%)	24	22	23	49	32	31

See notes to financial statements.

F I N A N C I A L    H I G H L I G H T S

CLASS B SHARES

Period ended	8-31-01[1]	8-31-02[1,2]	8-31-03	8-31-04	8-31-05	2-28-06[3]

Per share operating performance
Net asset value,
beginning of period	$10.30	$10.72	$10.40	$9.96	$10.22	$10.41
Net investment income[4]	0.47	0.47	0.45	0.42	0.41	0.19
Net realized and unrealized
gain (loss) on investments	0.44	(0.32)	(0.45)	0.26	0.18	(0.14)
Total from investment operations	0.91	0.15	0.00	0.68	0.59	0.05
Less distributions
From net investment income	(0.47)	(0.46)	(0.44)	(0.42)	(0.40)	(0.19)
From net realized gain	(0.02)	(0.01)	—	—	—	—
	(0.49)	(0.47)	(0.44)	(0.42)	(0.40)	(0.19)
Net asset value, end of period	$10.72	$10.40	$9.96	$10.22	$10.41	$10.27
Total return[5] (%)	9.07[6]	1.57[6]	(0.05)[6]	6.89[6]	5.93	0.49[7]

Ratios and supplemental data
Net assets, end of period
(in millions)	$85	$60	$49	$39	$32	$27
Ratio of expenses
to average net assets (%)	1.61	1.71	1.72	1.72	1.74	1.73[8]
Ratio of adjusted expenses
to average net assets[9] (%)	1.73	1.75	1.73	1.73	—	—
Ratio of net investment income
to average net assets (%)	4.47	4.59	4.36	4.11	3.96	3.76[8]
Portfolio turnover (%)	24	22	23	49	32	31

See notes to financial statements.

F I N A N C I A L    H I G H L I G H T S

CLASS C SHARES

Period ended	8-31-01[1]	8-31-02[1,2]	8-31-03	8-31-04	8-31-05	2-28-06[3]

Per share operating performance
Net asset value,
beginning of period	$10.30	$10.72	$10.40	$9.96	$10.22	$10.41
Net investment income[4]	0.45	0.47	0.45	0.42	0.41	0.19
Net realized and unrealized
gain (loss) on investments	0.44	(0.32)	(0.45)	0.26	0.18	(0.14)
Total from investment operations	0.89	0.15	0.00	0.68	0.59	0.05
Less distributions
From net investment income	(0.45)	(0.46)	(0.44)	(0.42)	(0.40)	(0.19)
From net realized gain	(0.02)	(0.01)	—	—	—	—
	(0.47)	(0.47)	(0.44)	(0.42)	(0.40)	(0.19)
Net asset value, end of period	$10.72	$10.40	$9.96	$10.22	$10.41	$10.27
Total return[5] (%)	8.96[6]	1.53	(0.05)[6]	6.89[6]	5.93	0.49[7]

Ratios and supplemental data
Net assets, end of period
(in millions)	$3	$7	$8	$8	$7	$7
Ratio of expenses
to average net assets (%)	1.71	1.75	1.72	1.71	1.74	1.73[8]
Ratio of adjusted expenses
to average net assets[9] (%)	1.73	—	1.73	1.72	—	—
Ratio of net investment income
to average net assets (%)	4.37	4.55	4.35	4.11	3.96	3.76[8]
Portfolio turnover (%)	24	22	23	49	32	31

1 Audited by previous auditor.

2 As required, effective 9-1-01 the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended 8-31-02 was to increase net investment income per share by $0.01, increase net realized and unrealized losses per share by $0.01 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 5.23%, 4.48% and 4.44% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to 9-1-01 have not been restated to reflect this change in presentation.

3 Semiannual period from 9-1-05 through 2-28-06. Unaudited.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 Does not take into consideration expense reductions during the periods shown.

See notes to financial statements.

NOTES TO STATEMENTS Unaudited

Note A
Accounting policies

John Hancock Tax-Free Bond Fund (the “Fund”) is a diversified series of John Hancock Municipal Securities Trust, an open end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to provide as high a level of interest income exempt from federal income taxes as is consistent with preservation of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifi-able to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended February 28, 2006.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $15,793,556 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: August 31, 2010 — $223,462, August 31, 2011 —$8,732,476 and August 31, 2012 — $6,837,618.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of interest has become doubtful.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund’s net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended August 31, 2005, the tax character of distributions paid was as follows: ordinary income $78,090 and exempt income $24,419,546. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.55% of the first $500,000,000 of the Fund’s average daily net asset value, (b) 0.50% of the next $500,000,000 and (c) 0.45% of the Fund’s average daily net assets in excess of $1,000,000,000.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICo”), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

The Fund has an agreement with its custodian bank, under which custody fees are reduced by balance credits applied during the period. Accordingly, the expense reductions related to custody fee offsets amounted to $1,051, which had no impact on the Fund's ratio of expenses to average net assets, for the period ended February 28, 2006. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

The Fund has Distribution Plans with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended February 28, 2006, JH Funds received net up-front sales charges of $131,550 with regard to sales of Class A shares. Of this amount, $17,435 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $58,599 was paid as sales commissions to unrelated broker-dealers and $55,516 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, JHLICo is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended February 28, 2006, CDSCs received by JH Funds amounted to $18,229 for Class B shares and $963 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.01% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by greater than 0.05% . There were no transfer agent fee reductions during the period ended February 28, 2006. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $63,532. The Fund also paid the Adviser the amount of $345 for certain publishing services, included in the printing fees. The Fund also reimbursed JHLICo for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 8-31-05		Period ended 2-28-06[1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	1,530,337	$15,786,153	1,062,980	$10,894,032
Distributions reinvested	1,619,735	16,711,931	757,423	7,744,133
Repurchased	(4,439,042)	(45,792,177)	(2,433,220)	(24,862,572)
Net decrease	(1,288,970)	($13,294,093)	(612,817)	($6,224,407)

Class B shares
Sold	270,909	$2,802,116	87,652	$893,955
Distributions reinvested	81,583	841,575	33,189	339,345
Repurchased	(1,082,264)	(11,154,556)	(504,740)	(5,158,364)
Net decrease	(729,772)	($7,510,865)	(383,899)	($3,925,064)

Class C shares
Sold	90,833	$936,618	47,231	$483,074
Distributions reinvested	17,719	182,794	7,632	78,027
Repurchased	(191,208)	(1,972,847)	(41,100)	(419,602)
Net decrease	(82,656)	($853,435)	13,763	$141,499

Net decrease	(2,101,398)	($21,658,393)	(982,953)	($10,007,972)

[1] Semiannual period from 9-1-05 through 2-28-06. Unaudited.

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended February 28, 2006, aggregated $158,406,538 and $173,613,732, respectively.

The cost of investments owned on February 28, 2006 including short-term investments, for federal income tax purposes, was $453,941,726. Gross unrealized appreciation and depreciation of investments aggregated $49,066,363 and $3,019,882, respectively, resulting in net unrealized appreciation of $46,046,481. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the accretion of discounts on debt securities.

Board Consideration
of Sovereign Asset
Management LLC
as Subadviser to
John Hancock
Tax-Free Bond Fund

At a meeting held on December 6, 2005, the Board reviewed a Subadvisory Agreement among the Fund, the Adviser and Sovereign Asset Management LLC, an affiliate of the Adviser (the “Subadviser”). At that meeting, the Adviser proposed, and the Board accepted, a reorganization of the Adviser’s operations and the transfer to the Subadviser of all of the Adviser’s investment personnel. As a result of this restructuring, the Adviser remains the principal adviser to the Fund, and the Subadviser acts as subadviser under the supervision of the Adviser. In evaluating the Subadviser Agreement, the Board relied upon the review that it conducted at its May and June 2005 meetings, its familiarity with the operations and personnel transferred to Sovereign and representations by the Adviser that the reorganization would not result in a change in the quality of services provided under the Subadvisory Agreement or the personnel responsible for the day-today management of the Fund. The Board also reviewed an analysis of the fee paid by the Adviser to the Subadviser under the Subadvisory Agreement relative to subadvisory fees paid by the Adviser and its affiliates to third party subadvisers and fees paid by a peer group of unaffiliated investment companies. After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the Subadvisory Agreement was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the Subadvisory Agreement, which became effective on December 31, 2005.

OUR FAMILY OF FUNDS

Equity	Balanced Fund
Classic Value Fund
Core Equity Fund
Focused Equity Fund
Growth Trends Fund
Large Cap Equity Fund
Large Cap Select Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Multi Cap Growth Fund
Small Cap Fund
Small Cap Equity Fund
Small Cap Intrinsic Value Fund
Sovereign Investors Fund
U.S. Global Leaders Growth Fund

Asset Allocation and	Allocation Growth + Value Portfolio
Lifestyle Portfolios	Allocation Core Portfolio
Lifestyle Aggressive Portfolio
Lifestyle Growth Portfolio
Lifestyle Balanced Portfolio
Lifestyle Moderate Portfolio
Lifestyle Conservative Portfolio

Sector	Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

International	Greater China Opportunities Fund
International Fund
International Classic Value Fund

Income	Bond Fund
Government Income Fund
High Yield Fund
Investment Grade Bond Fund
Strategic Income Fund

Tax-Free Income	California Tax-Free Income Fund
High Yield Municipal Bond Fund
Massachusetts Tax-Free Income Fund
New York Tax-Free Income Fund
Tax-Free Bond Fund

Money Market	Money Market Fund
U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

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View the latest information for your account.

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For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Francis V. Knox, Jr.	Custodian
Ronald R. Dion, Chairman	Vice President and	The Bank of New York
James R. Boyle†	Chief Compliance Officer	One Wall Street
James F. Carlin	John G. Vrysen	New York, NY 10286
Richard P. Chapman, Jr.*	Executive Vice President and
William H. Cunningham	Chief Financial Officer	Transfer agent
Charles L. Ladner*		John Hancock Signature
Dr. John A. Moore*	Investment adviser	Services, Inc.
Patti McGill Peterson*	John Hancock Advisers, LLC	1 John Hancock Way,
Steven R. Pruchansky	601 Congress Street	Suite 1000
	Boston, MA 02210-2805	Boston, MA 02217-1000
*Members of the Audit Committee
†Non-Independent Trustee	Subadviser	Legal counsel
	Sovereign Asset	Wilmer Cutler Pickering
Officers	Management LLC	Hale and Dorr LLP
Keith F. Hartstein	101 Huntington Avenue	60 State Street
President and	Boston, MA 02199	Boston, MA 02109-1803
Chief Executive Officer
William H. King	Principal distributor
Vice President and Treasurer	John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

1-800-225-5291 1-800-554-6713 (TDD) 1-800-338-8080 EASI-Line www.jhfunds. com

Now available: electronic delivery www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund.

520SA 2/06
            4/06

JOHN HANCOCK

High Yield Municipal Bond Fund

2.28.2006 **Semiannual Report**

John Hancock

JOHN HANCOCK FUNDS

Table of contents

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 16

For more information
page 29

To Our Shareholders,

The mutual fund industry has seen enormous growth over the last several decades. A good half of all American households are now invested in at least one mutual fund and the industry has grown to more than $8 trillion invested in some 7,000–8,000 mutual funds. With this growth, investors and their financial professionals have had access to an increasing array of investment choices — and greater challenges as they try to find the best-performing funds to fit their investment objectives.

Morningstar, Inc., a major independent analyst of the mutual fund industry, has provided investors and their advisors with an important evaluation tool since 1985, when it launched its “star” rating. Based on certain measurements, the Morningstar Rating for funds reflects each fund’s risk-adjusted return compared to a peer group, designating the results with a certain number of stars, from five stars for the best down to one star. The star ranking system has become the gold standard, with 4- and 5-star funds accounting for the bulk of fund sales.

As good, and important, as this ranking measurement has been, we have long taken issue with part of the process that adjusts performance on broker-sold Class A shares for “loads” — or up-front commissions. We have argued that this often does not accurately reflect an A-share investor’s experience, since they increasingly are purchasing A shares in retirement plans and fee-based platforms that waive the up-front fee.

We are pleased to report that Morningstar has acknowledged this trend and has added a new rating for Class A shares on a no-load basis, called the “Load-Waived A Share” rating, that captures the experience of an investor who is not paying a front-end load. This new rating will better assist our plan sponsors, 401(k) plan participants and clients of financial professionals who invest via fee-based platforms or commit to invest more than a certain dollar amount, in evaluating their choice of mutual funds.

Since being implemented in early December 2005, the impact on our funds has been terrific. Under the new load-waived rating, 11 of our 43 open-end retail mutual funds now have 4- or 5-star rankings on their load-waived A shares, as of February 28, 2006.

We commend Morningstar for its move and urge our shareholders to consider this another tool at your disposal as you and your financial professional are evaluating investment choices.

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of February 28, 2006. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks a
high level of current
income that is
largely exempt from
federal income tax,
consistent with
preservation of
capital, by normally
investing at least
80% of its assets in
municipal bonds of
any maturity with
credit ratings from
A to BB/Ba and their
unrated equivalents.

Over the last six months

*  Municipal bonds, led by high-yield securities, posted modest gains and outpaced the broad taxable bond market.

*  The Fund’s performance outpaced its peer group average and benchmark index thanks to favorable security selection.

*  Top-performing sectors included special tax, health care and economic development bonds.

Total returns for the Fund are at net asset value with all distributions reinvested.
These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings
5.7%	Atlanta, City of, 11-1-19, 7.338%
4.9%	Foothill/Eastern Transportation Corridor Agency, 1-1-18, Zero
4.1%	Puerto Rico, Commonwealth of, 7-1-18, 6.580%
3.0%	Homestead, City of, 11-1-18, 7.950%
3.0%	Massachusetts Health & Educational Facilities Auth,
12-15-31, 9.200%
2.9%	Western Generation Agency, 1-1-21, 7.125%
2.8%	San Bernardino, County of, 8-1-17, 5.500%
2.4%	New Jersey Economic Development Auth, 11-1-23, 8.500%
2.4%	Gulf Coast Industrial Development Auth, 4-1-28, 8.000%
2.4%	Capital Projects Finance Auth, 8-15-31, 7.850%

As a percentage of net assets on February 28, 2006.

1

BY DIANNE SALES, CFA, AND FRANK A. LUCIBELLA, PORTFOLIO MANAGERS, SOVEREIGN ASSET MANAGEMENT LLC

MANAGERS’ REPORT

JOHN HANCOCK

High Yield Municipal Bond Fund

Municipal bonds edged higher during the six months ended February 28, 2006 and outperformed taxable bonds. The Lehman Brothers Municipal Bond Index returned 0.99%, while the Lehman Brothers U.S. Aggregate Index — a broad measure of the taxable bond market — returned –0.11% ..

The bond market’s muted performance reflected the resiliency of the U.S. economy, which grew at a healthy rate despite the dampening impact of higher energy prices and the devastating 2005 hurricane season. To keep the economy on an even keel, the Federal Reserve extended its series of short-term interest rate increases, raising the federal funds rate four times during the six-month period (for a total of 14 rate hikes since June 2004). By the end of the period, the federal funds rate stood at 4.5%, its highest level in nearly five years. Short-term municipal bond yields rose along with the federal funds rate, though to a lesser degree, while longer-term municipal yields held steady as inflation remained benign.

“Municipal bonds edged higher during the six months ended February 28, 2006 and outperformed taxable bonds.”

High-yield municipal bonds were the best performers in the municipal bond market, driven by strong demand for yield in a low interest rate environment. As a result of this performance dynamic, the yields of high-quality and lower-quality bonds continued to converge, nearing historically narrow levels.

The persistent strength of the economy helped lift municipal credit quality during the period. Tax revenues remained healthy, though the rate of revenue growth slowed somewhat after unsustainably strong increases over the past two years. Many states and municipalities used the excess to replenish their “rainy day” funds, which are intended to cover expenditures during emergencies and periods of lean revenues.

2

Fund performance

For the six months ended February 28, 2006, John Hancock High Yield Municipal Bond Fund’s Class A, Class B and Class C shares posted total returns of 2.28%, 1.90% and 1.90%, respectively, at net asset value. This performance outpaced the 1.84% average return of Morningstar’s High Yield Muni fund category1 and the 0.99% return of the Lehman Brothers Municipal Bond Index. Keep in mind that your net asset value return will be different from the Fund’s performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

Favorable security selection boosted performance

Thanks to our emphasis on thorough credit research, individual security selection was a key contributing factor to the Fund’s outperformance of its peer-group average. However, the narrowing of yield spreads between higher- and lower-quality bonds presented challenges over the past six months. We had to be very opportunistic in identifying undervalued investment opportunities with the necessary credit characteristics and performance potential that we seek.

The portfolio’s special-tax bonds, which are backed by land development and diversified across a number of states, performed well as real estate growth remained strong. As the Fed continued to raise rates, however, we became more selective in this area of the market because of concerns about rising mortgage rates and their impact on the housing market. Other leading sectors included economic development and health care bonds.

Municipalities continued to take advantage of low interest rates to pre-refund — or refinance —some of their outstanding debt. In a pre-refunding, a municipality issues new bonds (typically at lower interest rates) and invests the proceeds in U.S. Treasury securities until the old bonds reach their maturity or call date. Because they are backed by AAA-rated U.S. government bonds, pre-refunded securities often get a price boost. Two of the Fund’s

“...individual security selection was a key contributing factor to the Fund’s outperformance of its peer group average.”

3

Sector
distribution[2]

Revenue bonds

Other
revenue	25%

Health	18%

Transportation	10%

Special tax	10%

Pollution	6%

Electric	4%

Economic
development	4%

Tobacco	3%

Education	3%

Industrial
development	2%

Housing	2%

Water & sewer	1%

Tax allocation	1%

General
obligation	9%

holdings in Florida benefited from pre-refundings during the past six months.

Higher-quality bonds fell behind

In the current low interest rate environment, investors’ search for incremental yield spurred demand for lower-quality and longer-maturity bonds, which produced the best returns. As a result, higher-quality and shorter-term securities lagged the overall municipal market.

Rising short-term interest rates resulting from the Fed’s rate hikes also had a negative impact on short-term municipal securities. The portfolio’s shorter-term holdings were primarily bonds with relatively high interest rates that are expected to be called (paid off early at a prearranged date) in the next few years.

Outlook

The U.S. economy has held up well despite higher short-term interest rates, rising energy prices and catastrophic hurricanes. In fact, rebuilding in hurricane-damaged areas may provide an additional boost to economic growth in the coming months. Current expectations suggest that the Fed is likely to raise short-term interest rates at least one or two more times in the next few months. What occurs after mid-year, however, is less clear — evidence of slowing economic activity could convince the Fed to adopt a “wait-and-see” approach during the second half of the year.

In the municipal bond market, issuance is expected to be down substantially from record levels in 2005; overall estimates are for a

4

20%–30% decline in 2006. Although reduced issuance bodes well for market performance, we expect to see pockets of oversupply that will provide opportunities for us to pick our spots. Given the tight yield spreads between higher- and lower-quality bonds, we have adopted a more conservative approach to credit analysis because there is little reward for taking on additional credit risk.

“...we have adopted a more conserva- tive approach to credit analysis because there is little reward for taking on additional credit risk.”

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.
[1] Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.
2 As a percentage of net assets on February 28, 2006.

5

A LOOK AT PERFORMANCE

For the period ended February 28, 2006

	Class A	Class B	Class C
Inception date	12-31-93	8-25-86	4-1-99

Average annual returns with maximum sales charge (POP)
One year	2.15%	1.19%	5.19%

Five years	4.74	4.61	4.93

Ten years	4.28	4.13	—

Since inception	—	—	3.67

Cumulative total returns with maximum sales charge (POP)
Six months	–2.36	–3.09	0.90

One year	2.15	1.19	5.19

Five years	26.08	25.25	27.21

Ten years	52.09	49.95	—

Since inception	—	—	28.27

SEC 30-day yield as of February 28, 2006
	4.38	3.84	3.84

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

6

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Lehman Brothers Municipal Bond Index.

	Class B1	Class C1
Period beginning	2-28-96	4-1-99

High Yield Municipal Bond Fund	$14,995	$12,827

Index	17,581	14,364

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of February 28, 2006. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

7

YOUR EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses
As a shareholder of the Fund, you incur two types of costs:
* Transaction costs which include sales charges (loads) on
purchases or redemptions (varies by share class), minimum
account fee charge, etc.
* Ongoing operating expenses including management
fees, distribution and service fees (if applicable) and other fund expenses.
We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on August 31, 2005, with the same investment held until February 28, 2006.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 8-31-05	on 2-28-06	ended 2-28-06[1]

Class A	$1,022.80	$5.76
Class B	1,019.00	9.49
Class C	1,019.00	9.49

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on August 31, 2005, with the same investment held until February 28, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 8-31-05	on 2-28-06	ended 2-28-06[1]

Class A	$1,019.10	$5.75
Class B	1,015.40	9.47
Class C	1,015.40	9.47

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.15%, 1.90% and 1.90% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

9

F I N A N C I A L S TAT E M E N T S

FUND’S INVESTMENTS

Securities owned by the Fund on February 28, 2006 (unaudited)

This schedule is divided into two main categories: tax-exempt long-term bonds and short-term investments. Tax-exempt long-term bonds are broken down by state or territory. Under each state or territory is a list of securities owned by the Fund. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Tax-exempt long-term bonds 98.27%					$97,587,008

(Cost $91,505,438)
California 13.38%					13,291,062

ABAG Finance Authority for
Nonprofit Corps,
Rev Cert of Part Nat’l Ctr for
Int’l Schools Proj (G)	7.375%	05-01-18	BB+	$1,000	1,025,030

California County Tobacco
Securitization Agency,
Rev Asset Backed Bond	Zero	06-01-28	Baa3	1,000	783,720

California Pollution Control
Financing Auth,
Rev Chemical Waste Mgmt Inc Proj
Ser 2005C	5.125	11-01-23	BBB	1,000	1,031,700

Foothill/Eastern Transportation
Corridor Agency,
Rev Ref Toll Rd Cap Apprec	Zero	01-15-36	BBB–	4,000	701,160
Rev Toll Rd Cap Apprec Sr Lien Ser 1995A	Zero	01-01-18	AAA	7,950	4,842,822

Millbrae, City of,
Rev Magnolia of Milbrae Proj
Ser 1997A (G)	7.375	09-01-27	BB	1,000	1,043,890

San Bernardino, County of,
Rev Ref Cert of Part Med Ctr Fin Proj	5.500	08-01-17	AAA	2,500	2,768,100

San Diego County Water Auth,
Rev Ref Cert of Part Inverse Floater (P)	8.244	04-23-08	AAA	1,000	1,094,640
Colorado 2.04%					2,022,474

E-470 Public Highway Auth,
Rev Cap Apprec Sr Ser 2000B	Zero	09-01-35	BBB–	15,700	2,022,474
Connecticut 1.07%					1,059,810

Connecticut Development Auth,
Rev Ref Poll Control Connecticut
Light & Pwr Ser 1	5.850	09-01-28	BBB	1,000	1,059,810

See notes to financial statements.

10

F I N A N C I A L S TAT E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Delaware 1.12%					$1,108,340

Charter Mac Equity Issuer Trust,
Preferred Tax Exempt Shares
Ser A-4-2 (S)	6.000%	04-30-19	A3	$1,000	1,108,340
Florida 22.73%					22,570,448

Aberdeen Community
Development District,
Rev Spec Assessment (G)	5.500	05-01-36	BB+	1,000	1,009,090

Bonnet Creek Resort Community
Development District,
Rev Spec Assessment (G)	7.375	05-01-34	BB+	1,055	1,155,541
Rev Spec Assessment (G)	7.250	05-01-18	BB+	1,445	1,590,844

Capital Projects Finance Auth,
Rev Student Hsg Cap Projs Ln Prog
Ser 2000A (G)	7.850	08-15-31	AA	2,000	2,368,980
Rev Student Hsg Cap Projs Ln Prog
Ser 2001G (G)	9.125	10-01-11	BBB	1,430	1,518,345

Capital Trust Agency,
Rev Seminole Tribe Convention
Ser 2003A (G)	8.950	10-01-33	AAA	1,000	1,250,510

Crossings at Fleming Island Community
Development District,
Rev Ref Spec Assessment Ser 2000C (G)	7.100	05-01-30	BBB–	1,000	1,075,340

Grand Haven Community
Development District,
Rev Spec Assessment Ser 1997B (G)	6.900	05-01-19	BBB–	895	900,952

Homestead, City of,
Rev Ind’l Dev Community Rehab Proj
Ser 1993A (G)	7.950	11-01-18	BB	3,010	3,019,993

Miami Beach Health Facilities Auth,
Rev Ref Hosp Mt Sinai Medical Ctr
Ser 2001A	6.125	11-15-11	BB+	1,065	1,143,767

Midtown Miami Community
Development District,
Rev Spec Assessment Ser 2004A (G)	6.000	05-01-24	BB	2,000	2,132,700

Orlando Urban Community
Development District,
Rev Spec Assessment Cap Imp (G)	6.000	05-01-20	BB+	960	1,034,794

Poinciana Community
Development District,
Rev Spec Assessment Ser 2000A (G)	7.125	05-01-31	BB+	500	532,065

South Kendall Community
Development District,
Rev Spec Assessment Ser 2000A (G)	5.900	05-01-35	BB+	1,000	1,043,060

See notes to financial statements.

11

F I N A N C I A L S TAT E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Florida (continued)

Tolomato Community
Development District,
Rev Spec Assessment (G)	5.400%	05-01-37	BB+	$1,000	$1,004,950

Waterchase Community
Development District,
Rev Cap Imp Ser 2001A (G)	6.700	05-01-32	BBB–	715	764,507

West Villages Improvement District,
Rev Ref Spec Assessment (G)	5.800	05-01-36	BB	1,000	1,025,010
Georgia 7.30%					7,246,890

Atlanta, City of,
Rev Tax Alloc Eastside Proj Ser 2005B (G)	5.600	01-01-30	BB+	1,500	1,550,790
Rev Wtr & Waste Wtr (P)	7.338	11-01-19	AAA	5,000	5,696,100
Illinois 3.84%					3,818,966

Chicago, City of,
Gen Oblig Tax Increment Ser 2004B (G)	6.750	06-01-22	BBB+	2,000	2,105,620

Illinois Educational Facilities Auth,
Rev Student Hsg Edl Advancement
Fund Univ Ctr Proj	6.000	05-01-22	Baa3	1,000	1,084,240

Illinois Finance Auth,
Rev Ref Landing at Plymouth Place Proj
Ser 2005A (G)	6.000	05-15-37	BB	625	629,106
Iowa 0.24%					240,016

Iowa Finance Auth,
Rev Ref Hlth Care Facil Care
Initiatives Proj (G)	9.250	07-01-25	BB	200	240,016
Maryland 3.92%					3,889,342

Annapolis, City of,
Rev Park Place Proj Ser 2005A (G)	5.350	07-01-34	BB+	1,000	1,016,610

Baltimore Convention Center,
Rev Hotel Sub Ser 2006B	5.875	09-01-39	BB	800	840,912

Prince Georges, County of,
Rev Spec Tax Dist Victoria Falls Proj (G)	5.250	07-01-35	BB+	1,000	1,016,360
Rev Spec Tax Nat’l Harbor Proj (G)	5.200	07-01-34	BBB	1,000	1,015,460
Massachusetts 7.92%					7,869,779

Massachusetts Development
Finance Agency,
Rev Mass College of Pharmacy &
Allied Hlth Science	5.750	07-01-33	BBB	1,000	1,063,890
Rev Resource Recovery Ogden Haverhill
Proj Ser 1998B	5.500	12-01-19	BBB	1,700	1,731,790

See notes to financial statements.

12

F I N A N C I A L S TAT E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Massachusetts (continued)

Massachusetts Health & Educational
Facilities Auth,
Rev Civic Investments Inc Ser 2002B (G)	9.200%	12-15-31	BB	$2,500	$3,004,475
Rev Jordan Hosp Ser 2003E	6.750	10-01-33	BBB–	1,000	1,098,110

Massachusetts Industrial Finance Agency,
Rev Assisted Living Facil Newton
Group Properties (G)	8.000	09-01-27	AAA	900	971,514
Missouri 1.08%					1,072,700

Fenton, City of,
Rev Ref Tax Increment Imp Gravois Bluffs	7.000	10-01-21	BBB+	1,000	1,072,700
Nevada 4.20%					4,168,830

Nevada Department of Business & Industry,
Rev Las Vegas Monorail Proj 2nd Tier (G)	7.375	01-01-40	BB–	1,000	1,046,380
Rev Las Vegas Monorail Proj 2nd Tier (G)	7.250	01-01-23	BB–	1,000	1,044,870
Rev Las Ventanas Retirement Proj
Ser 2004A (G)	7.000	11-15-34	BB+	2,000	2,077,580
New Jersey 7.25%					7,205,888

Camden County Improvement Auth,
Rev Lease Hotl Hauling & Warehousing
Series 1996A (G)(H)	9.875	01-01-21	D	1,500	211,200

New Jersey Economic Development Auth,
Rev Ref Hotl Hauling Proj
Ser 1995J (G)(H)	8.500	11-01-23	D	2,500	2,414,250

New Jersey Health Care Facilities
Financing Auth,
Rev Care Institute Inc Cherry Hill Proj (G)	8.000	07-01-27	BB	1,250	1,299,938
Rev Ref St Peters Univ Hosp Ser 2000A	6.875	07-01-30	BBB+	1,000	1,093,260

New Jersey Tobacco Settlement
Financing Corp,
Rev Asset Backed Bond	6.375	06-01-32	BBB	1,000	1,099,340
Rev Asset Backed Bond	6.250	06-01-43	BBB	1,000	1,087,900
New York 1.69%					1,675,645

New York City Industrial
Development Agency,
Rev Liberty 7 World Trade Ctr
Ser 2005A (G)	6.250	03-01-15	BB	1,500	1,575,645

New York City Municipal Water
Finance Auth,
Rev Wtr & Swr Sys Ser F Subser F 2 (P)	2.940	06-15-35	AA+	100	100,000
Oklahoma 1.08%					1,068,570

Tulsa Municipal Airport Trust,
Rev Ref Ser 2000A (P)	7.750	06-01-35	B–	1,000	1,068,570

See notes to financial statements.

13

F I N A N C I A L S TAT E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Oregon 2.86%					$2,838,332

Western Generation Agency,
Rev Wauna Cogeneration Proj
Ser 1994A (G)	7.125%	01-01-21	BBB–	$2,800	2,838,332
Puerto Rico 4.07%					4,046,175

Puerto Rico, Commonwealth of,
Gen Oblig Unltd Ser 975 (P)	6.580	07-01-18	Aaa	3,500	4,046,175
Rhode Island 0.49%					484,752

Tiverton, Town of,
Rev Spec Oblig Tax Mount Hope
Bay Village Ser 2002 (G)	6.875	05-01-22	BB+	445	484,752
Tennessee 1.18%					1,175,480

Johnson City Health & Educational
Facilities Board,
Rev Ref Hosp 1st Mtg Mtn States Hlth
Ser 2000A	7.500	07-01-33	BBB+	1,000	1,175,480
Texas 4.77%					4,736,599

Bexar County Health Facilities
Development Corp,
Rev Ref Army Retirement Residence Proj	6.300	07-01-32	BBB–	150	161,181

Brazos River Auth,
Rev Ref Poll Control Texas Utilities Co
Ser 1999A	7.700	04-01-33	BBB–	1,000	1,170,900

Gulf Coast Industrial Development Auth,
Rev Solid Waste Disposal Citgo
Petroleum Proj	8.000	04-01-28	Ba2	2,100	2,370,228

Metro Health Facilities Development Corp,
Rev Wilson N Jones Mem Hosp Proj	7.250	01-01-31	B1	1,000	1,034,290
Utah 0.84%					836,066

Carbon, County of,
Rev Ref Sunnyside Cogeneration
Ser 1999A (G)	7.100	08-15-23	BB	700	747,999
Rev Ref Sunnyside Cogeneration
Ser 1999B (G)	Zero	08-15-24	BB	290	88,067
Virginia 3.62%					3,591,200

Pocahontas Parkway Association,
Rev Toll Rd Cap Apprec Sr Ser 1998B	Zero	08-15-19	BB–	5,000	2,358,150
Rev Toll Rd Cap Apprec Sr Ser 1998B	Zero	08-15-30	BB–	5,000	1,233,050
Washington 1.06%					1,053,954

Washington Tobacco Settlement Auth,
Rev Asset Backed Bond	6.500	06-01-26	BBB	965	1,053,954

See notes to financial statements.

14

F I N A N C I A L S TAT E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Wyoming 0.52%					$515,690

Sweetwater, County of,
Rev Ref Solid Waste Disposal
FMC Corp Proj	5.600%	12-01-35	BBB–	$500	515,690

			Interest	Par value
Issuer, description, maturity date			rate	(000)	Value

Short-term investments 0.04%					$44,000

(Cost $44,000)
Joint Repurchase Agreement 0.04%					44,000

Investment in a joint repurchase agreement
transaction with Bank of America —
Dated 2-28-06, due 3-1-06 (secured by
U.S. Treasury Inflation Indexed Bonds 1.125%,
due 1-15-15 and 2.375%, due 1-15-25,
U.S. Treasury Inflation Indexed Note 3.875%,
due 4-15-29 and U.S. STRIPS, due 11-15-21)			4.520%	$44	44,000

Total investments 98.31%					$97,631,008

Other assets and liabilities, net 1.69%					$1,676,877

Total net assets 100.00%					$99,307,885

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service or Fitch where Standard & Poor’s ratings are not available, unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(P) Represents rate in effect on February 28, 2006.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,108,340 or 1.12% of the Fund’s total investments as of February 28, 2006.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

15

ASSETS AND LIABILITIES

February 28, 2006 (unaudited)

This Statement
of Assets and
Liabilities is the
Fund’s balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You’ll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments at value (cost $91,549,438)	$97,631,008
Cash	14
Receivable for investments sold	506,250
Receivable for shares sold	151,623
Interest receivable	1,772,592
Other assets	36,227
Total assets	100,097,714

Liabilities
Payable for investments purchased	500,000
Payable for shares repurchased	151,472
Dividends payable	13,386
Payable to affiliates
Management fees	46,342
Distribution and service fees	6,761
Other	20,435
Other payables and accrued expenses	51,433
Total liabilities	789,829

Net assets
Capital paid-in	109,098,778
Accumulated net realized loss on investments	(15,888,052)
Net unrealized appreciation of investments	6,081,570
Accumulated net investment income	15,589
Net assets	$99,307,885

Net asset value per share
Based on net asset values and shares outstanding —
the Fund has an unlimited number of shares
authorized with no par value
Class A ($70,045,041 ÷ 8,136,158 shares)	$8.61
Class B ($20,400,459 ÷ 2,369,598 shares)	$8.61
Class C ($8,862,385 ÷ 1,029,429 shares)	$8.61

Maximum offering price per share
Class A1 ($8.61 ÷ 95.5%)	$9.02

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

16

F I N A N C I A L S TAT E M E N T S

OPERATIONS

For the period ended February 28, 2006 (unaudited)[1]

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income
Interest	$3,003,115
Total investment income	3,003,115

Expenses
Investment management fees	304,913
Class A distribution and service fees	87,062
Class B distribution and service fees	109,413
Class C distribution and service fees	43,082
Transfer agent fees	42,733
Custodian fees	24,810
Registration and filing fees	22,836
Professional fees	19,114
Printing	12,536
Accounting and legal services fees	12,519
Trustees’ fees	5,483
Compliance fees	2,321
Miscellaneous	1,516
Interest	594
Total expenses	688,932
Less expense reimbursements	(135)
Net expenses	688,797
Net investment income	2,314,318

Realized and unrealized loss
Net realized loss on investments	(25,480)
Change in net unrealized appreciation (depreciation)
of investments	(184,123)
Net realized and unrealized loss	(209,603)
Increase in net assets from operations	$2,104,715

1 Semiannual period from 9-1-05 through 2-28-06.

See notes to financial statements.

17

F I N A N C I A L S TAT E M E N T S

CHANGES IN NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund’s net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.

	Year	Period
	ended	ended
	8-31-05	2-28-06[1]

Increase (decrease) in net assets
From operations
Net investment income	$5,139,013	$2,314,318
Net realized loss	(77,762)	(25,480)
Change in net unrealized
appreciation (depreciation)	4,457,342	(184,123)
Increase in net assets resulting
from operations	9,518,593	2,104,715
Distributions to shareholders
From net investment income
Class A	(3,564,899)	(1,669,141)
Class B	(1,218,785)	(442,313)
Class C	(349,848)	(174,038)
	(5,133,532)	(2,285,492)
From Fund share transactions	(7,308,353)	(5,149,749)

Net assets
Beginning of period	107,561,703	104,638,411
End of period[2]	$104,638,411	$99,307,885

1 Semiannual period from 9-1-05 through 2-28-06. Unaudited.

2 Includes accumulated net investment (distributions in excess of net investment) income of ($13,237) and $15,589, respectively.

See notes to financial statements.

18

F I N A N C I A L H I G H L I G H T S

FINANCIAL HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	8-31-01[1]	8-31-02[1,2]	8-31-03	8-31-04	8-31-05	2-28-06[3]

Per share operating performance
Net asset value,
beginning of period	$8.60	$8.82	$8.43	$8.14	$8.27	$8.62
Net investment income[4]	0.52	0.53	0.51	0.47	0.43	0.20
Net realized and unrealized
gain (loss) on investments	0.22	(0.40)	(0.29)	0.12	0.35	(0.01)
Total from
investment operations	0.74	0.13	0.22	0.59	0.78	0.19
Less distributions
From net investment income	(0.52)	(0.52)	(0.51)	(0.46)	(0.43)	(0.20)
Net asset value, end of period	$8.82	$8.43	$8.14	$8.27	$8.62	$8.61
Total return[5] (%)	8.88[6]	1.56[6]	2.63[6]	7.41[6]	9.64	2.28[7]

Ratios and supplemental data
Net assets, end of period
(in millions)	$59	$74	$71	$69	$72	$70
Ratio of expenses
to average net assets (%)	1.05	1.08	1.09	1.09	1.14	1.15[8]
Ratio of adjusted expenses
to average net assets[9] (%)	1.08	1.09	1.11	1.10	—	—
Ratio of net investment income
to average net assets (%)	6.00	6.26	6.16	5.67	5.09	4.85[8]
Portfolio turnover (%)	49	52	35	57	65	22

See notes to financial statements.

19

F I N A N C I A L H I G H L I G H T S

CLASS B SHARES

Period ended	8-31-01[1]	8-31-02[1,2]	8-31-03	8-31-04	8-31-05	2-28-06[3]

Per share operating performance
Net asset value,
beginning of period	$8.60	$8.82	$8.43	$8.14	$8.27	$8.62
Net investment income[4]	0.46	0.46	0.45	0.41	0.37	0.17
Net realized and unrealized
gain (loss) on investments	0.22	(0.40)	(0.30)	0.12	0.35	(0.01)
Total from
investment operations	0.68	0.06	0.15	0.53	0.72	0.16
Less distributions
From net investment income	(0.46)	(0.45)	(0.44)	(0.40)	(0.37)	(0.17)
Net asset value, end of period	$8.82	$8.43	$8.14	$8.27	$8.62	$8.61
Total return[5] (%)	8.12[6]	0.81[6]	1.87[6]	6.62[6]	8.84	1.90[7]

Ratios and supplemental data
Net assets, end of period
(in millions)	$65	$46	$37	$31	$24	$20
Ratio of expenses
to average net assets (%)	1.76	1.83	1.84	1.83	1.87	1.90[8]
Ratio of adjusted expenses
to average net assets[9] (%)	1.79	1.84	1.86	1.84	—	—
Ratio of net investment income
to average net assets (%)	5.30	5.51	5.41	4.93	4.35	4.10[8]
Portfolio turnover (%)	49	52	35	57	65	22

See notes to financial statements.

20

F I N A N C I A L H I G H L I G H T S

CLASS C SHARES

Period ended	8-31-01[1]	8-31-02[1,2]	8-31-03	8-31-04	8-31-05	2-28-06[3]

Per share operating performance
Net asset value,
beginning of period	$8.60	$8.82	$8.43	$8.14	$8.27	$8.62
Net investment income[4]	0.45	0.46	0.44	0.40	0.36	0.17
Net realized and unrealized
gain (loss) on investments	0.22	(0.40)	(0.29)	0.13	0.36	(0.01)
Total from
investment operations	0.67	0.06	0.15	0.53	0.72	0.16
Less distributions
From net investment income	(0.45)	(0.45)	(0.44)	(0.40)	(0.37)	(0.17)
Net asset value, end of period	$8.82	$8.43	$8.14	$8.27	$8.62	$8.61
Total return[5] (%)	8.07[6]	0.81[6]	1.87[6]	6.61[6]	8.82	1.90[7]

Ratios and supplemental data
Net assets, end of period
(in millions)	$2	$4	$6	$8	$8	$9
Ratio of expenses
to average net assets (%)	1.80	1.83	1.84	1.83	1.89	1.90[8]
Ratio of adjusted expenses
to average net assets[9] (%)	1.83	1.84	1.86	1.84	—	—
Ratio of net investment income
to average net assets (%)	5.25	5.51	5.38	4.88	4.33	4.10[8]
Portfolio turnover (%)	49	52	35	57	65	22

1 Audited by previous auditor.

2 As required, effective 9-1-01 the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended 8-31-02 was to increase net investment income per share by $0.01, increase net realized and unrealized losses per share by $0.01 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 6.17%, 5.42% and 5.42% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to 9-1-01 have not been restated to reflect this change in presentation.

3 Semiannual period from 9-1-05 through 2-28-06. Unaudited.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 Does not take into consideration expense reductions during the periods shown.

See notes to financial statements.

21

NOTES TO STATEMENTS

Unaudited

Note A Accounting policies

John Hancock High Yield Municipal Bond Fund (the “Fund”) is a non-diversified series of John Hancock Municipal Securities Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek a high level of current income that is largely exempt from federal income tax, consistent with preservation of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

22

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifi-able to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended February 28, 2006.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $15,063,532 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: August 31, 2006 —$3,041,181, August 31, 2008 — $3,756,798, August 31, 2010 —$1,227,272, August 31, 2011 — $2,540,698, August 31, 2012 —$2,816,241 and August 31, 2013 — $1,681,342.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of interest has become doubtful.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund’s net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended August 31, 2005, the tax character of distributions paid was as follows: ordinary income $53,805 and exempt income $5,079,727. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

23

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $75,000,000 of the Fund’s average daily net asset value, (b) 0.5625% of the next $75,000,000 and (c) 0.50% of the Fund’s average daily net asset value in excess of $150,000,000.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICo”), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

The Fund has an agreement with its custodian bank, under which custody fees are reduced by balance credits applied during the period. Accordingly, the expense reductions related to custody fee offsets amounted to $135, which had no impact on the Fund’s ratio of expenses to average net assets, for the period ended February 28, 2006. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

The Fund has Distribution Plans with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended February 28, 2006, JH Funds received net up-front sales charges of $39,424 with regard to sales of Class A shares. Of this amount, $4,766 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $31,072 was paid as sales commissions to unrelated broker-dealers and $3,586 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, JHLICo is the indirect sole shareholder of Signator Investors.

24

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended February 28, 2005, CDSCs received by JH Funds amounted to $45,038 for Class B shares and $39 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.01% of Class A, Class B and Class C average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by greater than 0.05% . There were no transfer agent fee reductions during the period ended February 28, 2006. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $12,519. The Fund also paid the Adviser the amount of $296 for certain publishing services, included in the printing fees. The Fund also reimbursed JHLICo for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

25

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 8-31-05		Period ended 2-28-06[1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	1,023,721	$8,659,320	506,454	$4,337,147
Distributions reinvested	212,857	1,801,833	100,033	855,861
Repurchased	(1,218,295)	(10,304,347)	(791,095)	(6,760,799)
Net increase (decrease)	18,283	$156,806	(184,608)	($1,567,791)

Class B shares
Sold	236,794	$1,994,283	74,084	$633,386
Distributions reinvested	62,071	524,794	21,409	183,162
Repurchased	(1,213,993)	(10,270,483)	(558,410)	(4,778,124)
Net decrease	(915,128)	($7,751,406)	(462,917)	($3,961,576)

Class C shares
Sold	180,305	$1,525,965	117,003	$1,000,114
Distributions reinvested	21,398	181,122	9,079	77,692
Repurchased	(168,377)	(1,420,840)	(81,515)	(698,188)
Net increase	33,326	$286,247	44,567	$379,618

Net decrease	(863,519)	($7,308,353)	(602,958)	($5,149,749)

[1] Semiannual period from 9-1-05 through 2-28-06. Unaudited.

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended February 28, 2006 aggregated $21,956,079 and $29,214,288, respectively.

The cost of investments owned on February 28, 2006 including short-term investments, for federal income tax purposes, was $91,303,289. Gross unrealized appreciation and depreciation of investments aggregated $8,151,805 and $1,824,086, respectively, resulting in net unrealized appreciation of $6,327,719. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the accretion of discounts on debt securities.

26

Board Consideration of Sovereign Asset Management LLC as Subadviser to John Hancock High Yield Municipal Bond Fund

At a meeting held on December 6, 2005, the Board reviewed a Subadvisory Agreement among the Fund, the Adviser and Sovereign Asset Management LLC, an affiliate of the Adviser (the “Subadviser”). At that meeting, the Adviser proposed, and the Board accepted, a reorganization of the Adviser’s operations and the transfer to the Subadviser of all of the Adviser’s investment personnel. As a result of this restructuring, the Adviser remains the principal adviser to the Fund, and the Subadviser acts as subadviser under the supervision of the Adviser. In evaluating the Subadviser Agreement, the Board relied upon the review that it conducted at its May and June 2005 meetings, its familiarity with the operations and personnel transferred to Sovereign and representations by the Adviser that the reorganization would not result in a change in the quality of services provided under the Subadvisory Agreement or the personnel responsible for the day-today management of the Fund. The Board also reviewed an analysis of the fee paid by the Adviser to the Subadviser under the Subadvisory Agreement relative to subadvisory  fees paid by the Adviser and its affiliates to third party subadvisers and fees paid by a peer group of unaffiliated investment companies. After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the Subadvisory Agreement was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the Subadvisory Agreement, which became effective on December 31, 2005.

27

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28

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Francis V. Knox, Jr.	Custodian
Ronald R. Dion, Chairman	Vice President and	The Bank of New York
James R. Boyle†	Chief Compliance Officer	One Wall Street
James F. Carlin	John G. Vrysen	New York, NY 10286
Richard P. Chapman, Jr.*	Executive Vice President and
William H. Cunningham	Chief Financial Officer	Transfer agent
Charles L. Ladner*		John Hancock Signature
Dr. John A. Moore*	Investment adviser	Services, Inc.
Patti McGill Peterson*	John Hancock Advisers, LLC	1 John Hancock Way,
Steven R. Pruchansky	601 Congress Street	Suite 1000
	Boston, MA 02210-2805	Boston, MA 02217-1000
*Members of the Audit Committee
†Non-Independent Trustee	Subadviser	Legal counsel
	Sovereign Asset	Wilmer Cutler Pickering
Officers	Management LLC	Hale and Dorr LLP
	101 Huntington Avenue	60 State Street
Keith F. Hartstein	Boston, MA 02199	Boston, MA 02109-1803
President and
Chief Executive Officer	Principal distributor
William H. King	John Hancock Funds, LLC
Vice President and Treasurer	601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

29

1-800-225-5291 1-800-554-6713 (TDD) 1-800-338-8080 EASI-Line

www.jhfunds. com

Now available: electronic delivery www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund.

590SA 2/06 4/06

ITEM 2. CODE OF ETHICS.

As of the end of the period, February 28, 2006, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

The code of ethics was amended effective May 1, 2005 to address new Rule 204A-1 under the Investment Advisers Act of 1940 and to make other related changes.

The most significant amendments were:

(a) Broadening of the General Principles of the code to cover compliance with all federal securities laws.

(b) Eliminating the interim requirements (since the first quarter of 2004) for access persons to preclear their personal trades of John Hancock mutual funds. This was replaced by post-trade reporting and a 30 day hold requirement for all employees.

(c) A new requirement for “heightened preclearance” with investment supervisors by any access person trading in a personal position worth $100,000 or more.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Administration Committee Charter and John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Series Trust

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: April 24,2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: April 24,2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: April 24,2006